Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	21 Months Ended	23 Months Ended		60 Months Ended	89 Months Ended	105 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended	242 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025
C000237974 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.51%	4.91%
C000143786 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		2.83%				15.89%				9.10%
C000254986 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000183146 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.08%				5.79%	3.27%
C000238196 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		0.69%		1.83%
C000143789 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		33.59%				8.21%		6.07%
C000143787 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		21.11%				9.06%			6.30%
C000238588 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.50%				1.84%					3.48%
C000143788 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		1.90%			10.64%	9.86%
C000254981 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent												7.96%
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%	2.42%	4.36%	4.24%
Solactive GBS Global Markets Large & Mid Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.04%				14.09%	12.03%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.26%				11.11%		8.00%	8.13%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.60%				16.47%					15.30%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.40%			13.66%	15.42%				14.43%		6.11%
Solactive 1-3 month U.S. T-Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.48%	4.99%